Segment Reporting (Details) - Schedule of segment operating performance measure - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 1,304,789	$ 3,874,080
Income (Loss) from operations		(659,298)
Operating expenses	4,809,370
Net income (loss) from continuing operations before income taxes	(4,702,623)
Net income (loss)	(4,702,810)	(303,201)
Tea Shop Chains [Member]
Segment Reporting Information [Line Items]
Revenues	103,395	169,656
Income (Loss) from operations		(460,535)
Operating expenses	769,153
Net income (loss) from continuing operations before income taxes	(944,106)
Net income (loss)	(944,106)	(393,649)
Distribution of Dark Tea Products [Member]
Segment Reporting Information [Line Items]
Revenues	1,201,394	3,704,424
Income (Loss) from operations		910,067
Operating expenses	2,421,046
Net income (loss) from continuing operations before income taxes	(2,623,139)
Net income (loss)	(2,623,326)	771,102
Blockchain business [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses	636,927
Net income (loss) from continuing operations before income taxes	(218,700)
Net income (loss)	(218,700)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Income (Loss) from operations		(1,108,830)
Operating expenses	982,244
Net income (loss) from continuing operations before income taxes	(916,678)
Net income (loss)	$ (916,678)	$ (680,653)